Employee Benefits Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Text Block Abstract
Schedule of employee benefits expenses
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Wages and salaries	165,530	138,675	115,630
Social contributions	32,966	28,842	26,085
Workers ‘profit sharing, note 15(b)	30,972	25,049	9,513
Legal bonuses	20,556	19,620	17,413
Vacations	18,481	18,032	16,301
Long-term incentive plan, note 15	8,272	9,763	5,759
Cessation payments	4,511	2,203	858
Training	2,307	1,408	476
Other	1,136	679	344
	284,731	244,271	192,379

Schedule of allocation of employee benefits expenses
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Cost of sales, note 20	125,683	113,513	89,805
Administrative expenses, note 21	116,748	96,891	76,291
Selling and distribution expenses, note 22	42,300	33,867	26,283
	284,731	244,271	192,379